Income Taxes - Schedule of Reconciliations of the Statutory Income Tax Rate and the Group’s Effective Income Tax (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate [Abstract]
Net loss before income tax expense from continuing operations	$ (3,669,056)	$ (912,941)
PRC statutory tax rate	25.00%	25.00%
Income tax at statutory tax rate	$ (917,264)	$ (228,235)
Effect of income tax rate differences in jurisdictions other than the PRC	339,925	159,490
Expenses not deductible for tax purpose and non-taxable income	78,028	122,386
Additional deduction of R&D expenses	(17,128)	(22,507)
Effect of preferential tax rates	146,351	(12,261)
Effect of utilization of tax loss carried forward	68,133	2,461
Effect on valuation allowance	340,148
Income tax expense	$ 38,193	$ 21,334